Convertible Promissory Note (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value

During the six months ended June 30, 2016, the fair value of the derivative liabilities was estimated using the Black-Scholes option-pricing model with the following assumptions:

Dividend rate	0
Term (in years)	0.92 to 1.0 years
Volatility	366.97%
Risk-free interest rate	0.45% to 0.69%

Schedule of Convertible Note

At June 30, 2016 and December 31, 2015, the Convertible Note consisted of the following:

	June 30, 2016	December 31, 2015
Principal amount	$40,000	$-
Less: unamortized debt discount	(35,833)	-
Convertible note payable, net	$4,167	$-